RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL INFORMATION (Details)	Dec. 31, 2023 USD ($)
PRC [Member]
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Restricted net assets	$ 59,173
Percentage of consolidated net assets	1.50%
UK [Member]
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Restricted net assets	$ 3,808,112
Percentage of consolidated net assets	98.20%